Investment Strategy - Leverage Shares 2X Long BYDDY Daily ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of BYDDY, consistent with the Fund’s investment objective. The Fund may be limited in its ability to achieve its 200% daily performance target due to limitations in swap counterparty capacity

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in BYDDY that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing BYDDY stock. The Fund may enter into swaps on either BYDDY or the Hong Kong listed local H shares of BYD Company (HK: 1211).

As a result of its investment strategy, the Fund will be concentrated in the industry to which BYDDY is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which BYDDY is assigned). As of the date of this prospectus, BYDDY is assigned to the automobiles industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of BYDDY. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to BYDDY is consistent with the Fund’s investment objective. The impact of BYDDY’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of BYDDY has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of BYDDY has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate between 25 – 50% of its assets as collateral for swap agreements.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the OTC Markets on one trading day to the close of the OTC Markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

BYD Company was founded in 1995 and is a publicly listed Chinese multinational manufacturing conglomerate headquartered in Shenzhen, Guangdong, China. It is a vertically integrated company with several major subsidiaries, including BYD Auto which produces automobiles, BYD Electronics which produces electronic parts and assembly, and FinDreams, a brand name of multiple companies that produce automotive components and electric vehicle batteries. BYD Company Limited is a foreign issuer whose shares are not registered with the SEC. Information regarding BYD Company Limited may be obtained from other publicly available sources including, but not limited to, BYD Company’s website (www.byd.com), press releases, newspaper articles and other publicly disseminated documents. Information regarding BYDDY may also be obtained from the SEC’s website (https://www.sec.gov/search-filings/cik-lookup). BYDDY ADRs trade OTC. Investors should be aware that the SEC’s website has information about the unsponsored ADRs, however the SEC’s website does not have disclosure about the BYD Company nor is such disclosure about BYD Company disclosed by BYD Company. Securities that trade OTC, such as BYDDY, are not traded on a securities exchange but are purchased from broker-dealers that make a market in the securities. Under an unsponsored ADR arrangement, the foreign issuer (i.e., the BYD Company) assumes no obligations and that depositary transactions fees are paid directly by ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the BYD Company, available information concerning the foreign issuer may not be as current as sponsored ADRs and voting rights with respect to the deposited securities are not passed through. The BYD Company is not registered with the SEC, and it is not required to make filings with the SEC. Broker-dealers that provide a quote for BYDDY are required to comply with Rule 15c2-11 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). Rule 15c2-11 requires the broker-dealer, prior to providing a quote on an OTC security, to obtain and review certain publicly available information for the OTC security, and to have a reasonable basis for believing that the information is accurate and from a reliable source. Investors are highly encouraged to conduct their own research on BYDDY, and seek information from their financial advisor, prior to investing in the Fund. Neither the Fund nor the Adviser are responsible for the content in such other sources.

The Adviser will monitor on an ongoing basis to verify that information about the BYD Company is available in English on its website, through an electronic information delivery system generally available to the public in its primary trading market of the BYD Company, or otherwise available on websites accessible to U.S. investors: (a) information that the BYD Company has made public or been required to make public pursuant to the laws of the country of its incorporation, organization or domicile; (b) information that the BYD Company has filed or been required to file with the principal stock exchange in its primary trading market on which its securities are traded and which has been made public by that exchange; or (c) information that the BYD Company has distributed or been required to distribute to its security holders.

The Fund will enter into swap agreements based on instruments linked to BYD Company, including the Hong Kong listed local H shares of BYD Company (HK: 1211), which represents the local shares of BYD Company, traded on the Hong Kong Stock Exchange, or BYDDY, which is an unsponsored ADR. ADRs are receipts, issued by an American bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets. ADRs of BYD Company are unsponsored, meaning that the ADRs are issued by the depositary bank without the involvement of BYD Company. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. With respect to unsponsored ADRs, foreign issuers (such as BYD Company) are generally not subject to U.S. reporting obligations, and they are not required to make filings with the U.S Securities and Exchange Commission. The performance profile and return profile of the BYDDY ADR may at times deviate (at times significantly) from BYD Company, due to various reasons including, but not limited to, currency fluctuations).

This document relates only to the securities offered hereby and does not relate to the shares of BYDDY. The Fund has derived all disclosures contained in this document regarding BYDDY from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding BYDDY is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BYDDY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning BYDDY could affect the value of the Fund’s investments with respect to BYDDY and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.